Financial and capital risk management - Financial instruments, except for accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	$ 6,634	$ 13,379
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,736	11,721
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61	184
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets	77	117
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,215	1,220
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	538	131
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 7	$ 6